Right-of-use asset - Schedule of right-of-use asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 168,307	$ 0
Additions	98,648	179,755
Amortization	(114,907)	(8,300)
Impairment	0	0	$ (89,860)
Effects of foreign exchange	3,148	(3,148)
Ending balance	$ 155,196	$ 168,307	$ 0